Shareholder Report, Average Annual Return (Details) 190906_Boston Partners Global Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	23.33%	13.36%	11.25%
MSCI THE WORLD INDEX Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent	20.83%	11.71%	13.56%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	20.37%	11.21%	13.01%
MSCI World Value Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Net Total Return Index
Average Annual Return, Percent	23.41%	11.36%	10.32%